Investment Objectives and Goals - VanEck MSCI EM Analyst Sentiment ETF	Mar. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® MSCI EM Analyst Sentiment ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® MSCI EM Analyst Sentiment ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MSCI Emerging Markets Analyst Sentiment Select Index (“EM Sentiment Index” or the “Index”).